UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2011

Date of reporting period: 03/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

COMMON STOCK - (84.80%)		Shares	Value

Airlines - (3.34%)
Pinnacle Airlines Corp. *		739,652	$ 4,252,999

Auto Components - (0.99%)
Motorcar Parts of America, Inc. *		90,000	1,258,200

Biotechnology - (5.27%)
Maxygen, Inc.		160,000	832,000
PDL BioPharma, Inc.		770,000	4,466,000
SuperGen, Inc. *		370,000	1,147,000
Zalicus, Inc. *		110,000	266,200
			6,711,200
Commercial Services & Supplies - (1.01%)
Hudson Technologies, Inc. *		270,000	534,600
M&F Worldwide Corp. *		30,000	753,600
			1,288,200
Communications Equipment - (6.35%)
Comtech Telecommunications Corp.		90,000	2,446,200
DragonWave, Inc. *		350,000	2,915,500
Westell Technologies, Inc. *		780,000	2,730,000
			8,091,700
Construction & Engineering - (0.39%)
KHD Humboldt Wedag International AG *		48,501	501,806

Diversified Telecommunications - (4.40%)
Hawaiian Telcom Holdco, Inc. *		70,000	1,837,500
IDT Corp. - Class B		10,000	269,500
Primus Telecommunications Group, Inc. *		240,000	3,501,600
			5,608,600
Electrical Equipment - (0.67%)
Deswell Industries, Inc.		20,249	60,342
Powell Industries, Inc. *		20,000	788,800
			849,142
Electrical Equipment & Instruments - (4.95%)
GSI Group, Inc. *		539,603	5,557,911
Kemet Corp. *		50,000	741,500
			6,299,411
Healthcare Equipment & Supplies - (1.52%)
Medical Action Industries, Inc. *		230,000	1,932,000

COMMON STOCK - (84.80%) (continued)		Shares	Value

Healthcare Providers & Services - (14.65%)
Almost Family, Inc. *		85,000	$ 3,199,400
Amedisys, Inc. *		101,000	3,535,000
American Dental Partners, Inc. *		56,852	745,898
Amsurg Corp. *		220,000	5,596,800
Continucare Corp. *		120,000	642,000
Providence Service Corp. *		310,000	4,643,800
RadNet, Inc. *		83,584	293,380
			18,656,278
Internet & Catalog Retail - (0.62%)
PetMed Express, Inc.		50,000	793,000

Machinery - (0.08%)
Tecumseh Products Co. - Class A *		10,000	100,200

Marine - (7.37%)
Global Ship Lease, Inc. *		1,332,586	9,381,405

Media - (4.39%)
China MediaExpress Holdings, Inc. * (a)		60,000	709,800
EDCI Holdings, Inc.		225,471	789,148
Reading International, Inc. *		810,000	4,090,500
			5,589,448
Oil, Gas & Consumable Fuels - (9.64%)
Cano Petroleum, Inc. *		1,824,837	959,864
Equal Energy Ltd. *		70,000	578,900
SemGroup Corp. - Class A *		260,000	7,321,600
Vaalco Energy, Inc. *		440,000	3,414,400
			12,274,764
Pharmaceuticals - (2.85%)
Impax Laboratories, Inc. *		80,000	2,036,000
Viropharma, Inc. *		80,000	1,592,000
			3,628,000
Real Estate Investment Trusts - (0.21%)
MPG Office Trust, Inc. *		71,177	264,067

Semiconductors & Semiconductor Equipment - (4.28%)
Conexant Systems, Inc. *		60,000	142,800
GT Solar International, Inc. *		240,000	2,558,400
Kulicke & Soffa Industries, Inc. *		60,000	561,000
Tessera Technologies, Inc. *		120,000	2,191,200
			5,453,400

COMMON STOCK - (84.80%) (continued)		Shares	Value

Software - (6.75%)
Cinedigm Digital Cinema Corp. *		491,625	$ 880,009
Gravity Co., Ltd. - ADR		1,423,961	2,734,005
TeleNav, Inc. *		420,000	4,985,400
			8,599,414

Textiles, Apparel & Luxury Goods - (4.63%)
Hallwood Group, Inc. *		76,045	1,993,900
Skechers U.S.A., Inc. *		190,000	3,902,600
			5,896,500
Thrifts & Mortgage Finance - (0.44%)
Tree.com, Inc. *		95,000	560,500

TOTAL COMMON STOCK (Cost $99,663,132)			107,990,234

PREFERRED STOCK - (3.34%)

Real Estate Investment Trusts - (2.76%)
MPG Office Trust, Inc., 7.625% *		203,500	3,510,375

Thrifts & Mortgage Finances - (0.58%)
Washington Mutual, Inc. Series K **		1,329,192	664,463
Washington Mutual, Inc. Series P **		5,100	81,600
			746,063

TOTAL PREFERRED STOCK (Cost $5,230,066)			4,256,438

WARRANTS - (6.80%)	Expiration Date - Exercise Price

Auto Components - (3.01%)
Visteon Corp. *	10/05/2015 - $58.80	242,542	3,832,164

Chemicals - (2.06%)
Tronox, Inc. A *	02/14/2018 - $62.13	16,041	1,239,167
Tronox, Inc. B *	02/14/2018 - $68.56	19,819	1,388,321
			2,627,488
Metals & Mining - (0.02%)
Kinross Gold Corp. *	09/07/2011 - CAD $22.48	87,600	22,583

Textiles, Apparel & Luxury Goods - (1.70%)
Exceed Co., Ltd. *	11/08/2011 - $5.25	1,068,689	2,169,439

TOTAL WARRANTS (Cost $11,921,715)			8,651,674

SHORT-TERM INVESTMENTS - (6.67%)
Fidelity Institutional Money Market Fund Class I, 0.25% ***		8,492,678	8,492,678
	TOTAL SHORT-TERM INVESTMENTS - (Cost $8,492,678)		8,492,678
			Value

TOTAL INVESTMENTS (Cost $125,307,591) - 101.61%			$ 129,391,024

CALL OPTIONS WRITTEN (Proceeds $90,140) - (0.07%)			(81,000)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.54%)			(1,966,980)

NET ASSETS - 100.00%			$ 127,343,044

CALL OPTIONS WRITTEN (-0.07%)	Expiration Date - Exercise Price	Contracts (b)	Value

China MediaExpress	04/16/2011 - $14	200	$ (29,000)
China MediaExpress	04/16/2011 - $15	400	(52,000)
TOTAL CALL OPTIONS (Proceeds $90,140)			$ (81,000)

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt.
CAD Canadian Dollars.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.

As of March 31, 2011, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Britain			7.37%
Canada			2.74%
Germany			0.39%
Hong Kong			0.56%
Macau			0.05%
South Korea			2.15%
United States			88.35%
Total Equity Holdings			101.61%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2011.

The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	CATALYST STRATEGIC VALUE FUND
	SCHEDULE OF INVESTMENTS

	March 31, 2011 (Unaudited)

	COMMON STOCK - (105.10%)		Shares	Value

	Aerospace & Defense - (2.20%)
	Raytheon Co.		1,464	$ 74,474

	Biotechnology - (2.78%)
	Cubist Phramaceuticals, Inc. (a)		3,731	94,170

	Commercial Services & Supplies- (2.52)
	Deluxe Corp. (a)		3,213	85,273

	Communications Equipment - (4.75%)
	Harris Corp. (a)		1,700	84,320
	InterDigital, Inc. (a)		1,600	76,336
				160,656
	Computers & Peripherals - (2.45%)
	SanDisk Corp. (a)		1,800	82,962

	Diversified Consumer Services - (15.59%)
	Apollo Group, Inc. (a)		2,700	112,617
	Bridgeport Education, Inc. (a)		4,700	80,370
	DeVry, Inc. (a)		1,500	82,605
	Education Management Corp. (a)		3,700	77,478
	H&R Block, Inc. (a)		6,100	102,114
	ITT Education Services, Inc. (a)		1,000	72,150
				527,334
	Diversified Telecommunications - (2.58%)
	Telcom Argentina S.A. - ADR		3,511	87,073

	Healthcare Providers & Services - (21.04%)
	Amedisys, Inc. (a)		3,200	112,000
	AmerisourceBergen Corp. (a)		2,876	113,775
	Centene Corp. (a)		2,548	84,033
	CIGNA Corp. (a)		2,549	112,870
	Coventry Health Care, Inc. (a)		2,336	74,495
	Healthspring, Inc. (a)		2,871	107,289
	Quest Diagnostics, Inc. (a)		1,853	106,955
				711,417
	IT Services - (7.26%)
	CGI Group, Inc.		4,231	88,555
	Lender Processing Services, Inc. (a)		2,761	88,877
	Mantech International Corp. (a)		1,607	68,137
				245,569
	Machinery - (1.99%)
	Oshkosh Corp. (a)		1,900	67,222

	Media - (7.70%)
	DISH Network Corp. (a)		4,300	104,748
	Gannett Co., Inc. (a)		6,000	91,380
	McGraw-Hill Cos., Inc. (a)		1,635	64,419
				260,547

	COMMON STOCK - (105.10%) (continued)		Shares	Value

	Oil, Gas & Consumable Fuels - (2.66%)
	L&L Energy, Inc. (a)		13,000	$ 89,960

	Pharmaceuticals - (2.63%)
	Impax Laboratories, Inc. (a)		3,490	88,820

	Professional Services - (2.38%)
	FTI Consulting, Inc. (a)		2,100	80,493

	Semiconductors & Semiconductor Equipment - (2.68%)
	GT Solar International, Inc. (a)		8,511	90,727

	Software - (7.24%)
	CA, Inc. (a)		3,544	85,694
	Changyou.com Ltd. - ADR (a)		2,868	92,350
	Shanda Games Ltd. - ADR (a)		10,500	66,675
				244,719
	Specialty Retail - (14.03%)
	Aaron's, Inc. (a)		5,059	128,296
	Aeropostale, Inc. (a)		3,400	82,688
	GameStop Corp. (a)		4,145	93,345
	Rent-A-Center, Inc.		2,096	73,171
	The Buckle, Inc. (a)		2,400	96,960
				474,460
	Tobacco - (2.62%)
	Reynolds American, Inc.		2,496	88,683

	TOTAL COMMON STOCK (Cost $3,279,808)			3,554,559

	SHORT-TERM INVESTMENTS - (11.76%)

	Fidelity Institutional Money Market Fund Class I, 0.25% **		397,538	397,538
	TOTAL SHORT-TERM INVESTMENTS - (Cost $397,538)			397,538

	TOTAL INVESTMENTS (Cost $3,677,346) - 116.86%			$ 3,952,097

	CALL OPTIONS WRITTEN (Proceeds $233,494) - (9.14%)			(309,081)

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.72%)			(260,995)

	NET ASSETS - 100.00%			$ 3,382,021

	CALL OPTIONS WRITTEN (-9.14%)	Expiration Date - Exercise Price	Contracts (b)	Value

	Aaron's, Inc.	08/20/2011 - $25	50	$ (13,250)
	Aeropostale, Inc.	04/16/2011 - $24	5	(375)
	Aeropostale, Inc.	04/16/2011 - $27	5	(25)
	Aeropostale, Inc.	07/16/2011 - $23	17	(4,590)
	Aeropostale, Inc.	07/16/2011 - $25	7	(1,015)
	Amedisys, Inc.	06/18/2011 - $30	12	(8,220)
	Amedisys, Inc.	09/17/2011 - $35	10	(4,800)
	AmerisourceBergen Corp.	08/20/2011 - $37	28	(11,200)
	Apollo Group, Inc.	05/21/2011 - $36	9	(5,670)
	Apollo Group, Inc.	08/20/2011 - $41	10	(4,300)
	Bridgeport Education, Inc.	05/21/2011 - $17.50	19	(1,900)
	Bridgeport Education, Inc.	08/20/2011 - $20	28	(3,360)
	CA, Inc.	08/20/2011 - $23	35	(7,700)
	Centene Corp.	06/18/2011 - $25	18	(14,940)
	Centene Corp.	09/17/2011 - $30	7	(3,430)
	Changyou.com Ltd.	07/16/2011 - $30	6	(2,880)
	Changyou.com Ltd.	07/16/2011 - $32	5	(1,950)
	Changyou.com Ltd.	07/16/2011 - $38	7	(945)
	CIGNA Corp.	04/16/2011 - $38	11	(7,095)
	CIGNA Corp.	07/16/2011 - $42	4	(1,600)
	Coventry Health Care, Inc.	07/16/2011 - $30	15	(4,800)
	Coventry Health Care, Inc.	07/16/2011 - $31	8	(2,040)
	Cubist Pharmaceuticals, Inc.	05/21/2011 - $22	19	(7,600)
	Cubist Pharmaceuticals, Inc.	08/20/2011 - $24	18	(7,380)
	Deluxe Corp.	07/16/2011 - $22.50	12	(6,000)
	Deluxe Corp.	07/16/2011 - $25	20	(5,900)
	Devry, Inc.	05/21/2011 - $45	3	(3,210)
	Devry, Inc.	08/20/2011 - $50	6	(4,740)
	Devry, Inc.	08/20/2011 - $55	6	(3,600)
	DISH Network Corp.	06/18/2011 - $22	13	(4,420)
	Education Management Corp.	06/18/2011 - $20	19	(6,650)
	FTI Consulting, Inc.	06/18/2011 - $35	10	(4,200)
	GameStop Corp.	07/16/2011 - $20	26	(8,320)
	GameStop Corp.	07/16/2011 - $21	15	(3,750)
	Gannett Co., Inc.	04/16/2011 - $12	10	(3,600)
	Gannett Co., Inc.	04/16/2011 - $15	10	(700)
	Gannett Co., Inc.	07/16/2011 - $17	20	(1,600)
	GT Solar International, Inc.	06/18/2011 - $10	50	(7,250)
	GT Solar International, Inc.	09/17/2011 - $12.50	30	(2,700)
	H&R Block, Inc.	04/16/2011 - $11	11	(6,490)
	H&R Block, Inc.	04/16/2011 - $14	10	(3,000)
	H&R Block, Inc.	07/16/2011 - $13	20	(8,200)
	H&R Block, Inc.	07/16/2011 - $15	20	(4,640)
	Harris Corp.	08/20/2011 - $50	17	(5,100)
	Healthspring, Inc.	06/18/2011 - $30	18	(13,536)
	Healthspring, Inc.	06/18/2011 - $40	10	(1,450)
	Impax Laboratories, Inc.	06/18/2011 - $25	34	(7,480)
	Interdigital, Inc.	06/18/2011 - $50	11	(3,630)
	ITT Educational Services, Inc.	04/16/2011 - $60	2	(2,500)
	ITT Educational Services, Inc.	04/16/2011 - $70	2	(760)
	ITT Educational Services, Inc.	07/16/2011 - $65	6	(6,540)
	L&L Energy, Inc.	06/18/2011 - $7.50	130	(7,020)
	Lender Processing Services, Inc.	06/18/2011 - $30	19	(7,410)
	Mantech International Corp.	08/20/2011 - $45	16	(3,360)
	McGraw Hill Cos., Inc.	05/21/2011 - $36	6	(2,700)
	Oshkosh Corp.	04/16/2011 - $31	8	(3,760)
	Oshkosh Corp.	10/22/2011 - $34	11	(4,950)
	Quest Diagnostics, Inc.	08/20/2011 - $55	9	(4,320)
	SanDisk Corp.	04/16/2011 - $38	3	(2,445)
	SanDisk Corp.	07/16/2011 - $48	10	(3,250)
	SanDisk Corp.	10/22/2011 - $43	5	(3,750)
	Shanda Games Ltd.	06/18/2011 - $7.50	93	(2,790)
	The Buckle, Inc.	06/18/2011 - $35	17	(10,370)
	The Buckle, Inc.	06/18/2011 - $40	7	(1,925)
	TOTAL CALL OPTIONS (Proceeds $233,494)			$ (309,081)

*	Non-income producing security.
**	Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.
ADR	American Depositary Receipt
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of March 31, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer		Percentage

	Argentina		2.58%
	Canada		2.62%
	China		4.70%
	United States		106.96%
	Total Debt and Equity Holdings		116.86%

		Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Hotels, Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$ -

TOTAL COMMON STOCK (Cost $613,544)		-

CONVERTIBLE CORPORATE BONDS - (8.99%)	Principal

Media - (2.75%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	3,741,000	3,385,605

Semiconductors & Semiconductor Equipment - (6.24%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	6,909,000	4,309,489
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,525,000	3,379,594
		7,689,083

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $11,351,202)		11,074,688

CORPORATE BONDS - (85.46%)	Principal

Capital Markets - (5.21%)
American Capital Ltd., 7.96%, 12/31/2013	3,298,000	3,402,283
Capmark Financial Group, Inc., 5.875%, 05/10/2012 **	6,503,000	3,018,719
		6,421,002
Commercial Banks - (4.47%)
CIT Group, Inc., 7.00%, 05/01/2017	5,502,071	5,508,948

Commercial Services & Supplies - (6.59%)
Icahn Enterprises, 8.00%, 01/15/2018	5,414,000	5,562,885
International Lease Finance Corp., 5.625%, 09/20/2013	2,509,000	2,549,771
		8,112,656
Commercial Finance - (4.48%)
GMAC Inc., 8.00%, 11/01/2031	4,966,000	5,514,351

Energy Equipment & Services - (8.98%)
Global Industries Ltd., 2.75%, 08/01/2027	6,977,000	5,633,927
PHI, Inc., 8.625%, 10/15/2018	5,192,000	5,432,130
		11,066,057
Hotels, Restaurants & Leisure - (14.43%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	5,757,000	6,124,009
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	4,841,000	5,500,586
MGM Mirage, 11.375%, 03/01/2018	5,546,000	6,156,060
		17,780,655
Household Durables - (2.89%)
Standard Pacific Corp., 10.75%, 09/15/2016	3,053,000	3,556,745

Machinery - (2.39%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,892,000	2,942,610

CORPORATE BONDS - (85.46%) (continued)	Principal	Value

Oil, Gas & Consumable Fuels - (16.63%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	2,199,000	2,245,729
ATP Oil & Gas Corp., 11.875%, 05/01/2015	3,600,000	3,780,000
Callon Petroleum Co., 13.00%, 09/15/2016	2,997,000	3,304,192
Comstock Resources, Inc., 8.375%, 10/15/2017	3,700,000	3,875,750
EXCO Resources, Inc., 7.50%, 09/15/2018	3,645,000	3,699,675
McMoRan Exploration Co., 11.875%, 11/15/2014	3,255,000	3,580,500
		20,485,846
Telecommunications - (14.97%)
ITC Deltacom, Inc., 10.50%, 04/01/2016	3,324,000	3,664,710
Level 3 Financing, Inc., 9.25%, 11/01/2014	5,350,000	5,470,375
MetroPCS Wireless, 7.875%, 09/01/2018	3,440,000	3,680,800
Sprint Capital Corp., 8.75%, 03/15/2032	5,281,000	5,617,664
		18,433,549
Home Builders - (4.42%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	5,128,000	5,448,500

TOTAL CORPORATE BONDS (Cost $98,342,043)		105,270,919

SHORT-TERM INVESTMENTS - (4.24%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.25% ***	5,224,157	5,224,157
TOTAL SHORT-TERM INVESTMENTS - (Cost $5,224,157)		5,224,157

TOTAL INVESTMENTS (Cost $115,530,946) - 98.84%		$ 121,569,764

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.31%		1,612,375

NET ASSETS - 100.00%		$ 123,182,139

* Non-income producing security.
** Represents issuer in default on interest payment; non-income producing debt security.
*** Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	CATALYST/SMH TOTAL RETURN INCOME FUND
	SCHEDULE OF INVESTMENTS

	March 31, 2011 (Unaudited)

	COMMON STOCK - (63.11%)		Shares	Value

	Beverages - (0.44%)
	Cia Cervecerias Unidas S.A. - ADR		6,940	$ 410,154

	Capital Markets - (13.19%)
	AllianceBernstein Holding LP		26,800	584,240
	American Capital Ltd. *		184,200	1,823,580
	Apollo Investment Corp.		78,763	949,882
	Ares Capital Corp.		162,000	2,737,800
	Blackstone Group LP		69,060	1,234,793
	Fifth Street Finance Corp.		47,700	636,795
	Fortress Investment Group LLC *		233,304	1,325,167
	Goldman Sachs Group, Inc.		2,700	427,869
	Kohlberg Capital Corp.		35,983	297,219
	PennantPark Investment Corp.		43,975	524,182
	Prospect Capital Corp.		80,400	981,684
	Solar Capital Ltd.		35,200	840,576
				12,363,787

	Commercial Banks - (1.09%)
	Banco Santander SA - ADR		87,100	1,020,812

	Commercial Finance - (0.79%)
	Cash America International, Inc. (a)		16,000	736,800

	Communications Equipment - (1.89%)
	Research In Motion Ltd. (a)		31,300	1,770,641

	Computers & Peripherals - (5.62%)
	Apple, Inc. * (a)		7,100	2,473,995
	Hewlett-Packard Co. * (a)		39,100	1,601,927
	SandDisk Corp. * (a)		25,800	1,189,122
				5,265,044

	Diversified Consumer Services - (1.15%)
	Coinstar, Inc. * (a)		6,900	316,848
	H&R Block, Inc. (a)		45,400	759,996
				1,076,844

	Diversified Telecommunications - (1.09%)
	Telefonica SA - ADR		40,690	1,026,202

	Electronic Equipment & Instruments - (0.54%)
	Corning, Inc. (a)		24,800	511,624

	Energy Equipment & Services - (1.64%)
	Seadrill Ltd.		42,500	1,532,975

	Hotels, Restaurants & Leisure - (0.00%)
	Trump Entertainment Resorts, Inc.		121	-

	Internet Software & Services - (0.36%)
	Yahoo!, Inc. * (a)		20,000	333,000

	COMMON STOCK - (63.11%) (continued)		Shares	Value

	IT Services - (0.70%)
	Mastercard, Inc. (a)		2,600	$ 654,472

	Marine - (1.24%)
	Seaspan Corp.		59,620	1,159,609

	Oil, Gas & Consumable Fuels - (13.92%)
	BreitBurn Energy Partners LP		87,764	1,907,112
	Chesapeake Energy Corp. (a)		54,400	1,823,488
	Chevron Corp.		17,400	1,869,282
	ConocoPhillips		31,800	2,539,548
	ENI SpA - ADR		34,850	1,712,180
	Exxon Mobil Corp.		21,190	1,782,715
	Statoil ASA		51,200	1,415,168
				13,049,493

	Pharmaceuticals - (1.90%)
	Eli Lilly & Co.		10,630	373,857
	Merck & Co., Inc.		11,290	372,683
	Pfizer, Inc.		51,080	1,037,435
				1,783,975
	Real Estate Investment Trusts - (8.02%)
	Annaly Capital Management, Inc.		96,100	1,676,945
	Chimera Investment Corp.		419,100	1,663,827
	CommonWealth REIT		94,400	2,451,568
	Hospitality Properties Trust		74,600	1,726,990
				7,519,330

	Semiconductors & Semiconductor Equipment - (2.98%)
	Marvell Technology Group Ltd. * (a)		141,500	2,200,325
	Micron Technology, Inc. (a)		51,400	589,044
				2,789,369

	Specialty Retail - (1.59%)
	Best Buy Co., Inc. (a)		51,900	1,490,568

	Textiles, Apparel & Luxury Goods - (0.37%)
	NIKE, Inc. (a)		4,600	348,220

	Trading Companies & Distributors - (0.95%)
	Aircastle Ltd. - PFIC		73,734	889,969

	Wireless Telecommunications - (3.64%)
	Cellcom Israel Ltd.		103,075	3,413,844

	TOTAL COMMON STOCK (Cost $56,828,602)			59,146,732

	CONVERTIBLE CORPORATE BONDS - (3.71%)		Principal

	Electronic Equipment Instruments - (3.02%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013		$ 4,544,000	2,834,320

	CONVERTIBLE CORPORATE BONDS - (3.71%) (continued)		Principal	Value

	Media - (0.35%)
	Live Nation Entertainment, Inc., 2.875%, 07/15/2027		$ 358,000	$ 323,990

	Semiconductors & Semiconductor Equipment - (0.34%)
	Linear Tech, 3.00%, 05/01/2027		300,000	322,125

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,210,293)			3,480,435

	CORPORATE BONDS - (26.72%)

	Capital Markets - (0.29%)
	Capmark Financial Group, Inc., 5.875%, 05/10/2012 **		588,000	272,952

	Commerical Banks - (1.33%)
	CIT Group, Inc., 7.00%, 05/01/2017		1,240,061	1,241,611

	Commercial Services & Supplies - (0.76%)
	Icahn Enterprises, 8.00%, 01/15/2018		691,000	710,002

	Consumer Finance - (1.51%)
	GMAC, Inc., 8.00%, 11/01/2031		1,274,000	1,414,676

	Energy Equipment & Services - (1.44%)
	Global Industries Ltd., 2.75%, 08/01/2027		1,674,000	1,351,755

	Home Builders - (5.30%)
	K Hovnanian Enterprises, Inc., 10.625%, 10/15/2015		3,756,000	3,990,750
	Standard Pacific Corp., 10.75%, 09/15/2016		841,000	979,765
				4,970,515

	Hotels Restaurants & Leisure - (10.05%)
	American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014		3,742,000	3,980,553
	Harrah's Operating Co., Inc., 11.25%, 06/01/2017		2,398,000	2,724,728
	MGM Resorts International, 11.375%, 03/01/2018		2,445,000	2,713,950
				9,419,231

	Oil, Gas & Consumable Fuels - (1.93%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014		349,000	356,416
	Callon Petroleum Co., 13.00%, 09/15/2016		1,300,500	1,433,801
	McMoRan Exploration Co., 11.875%, 11/15/2014		16,000	17,600
				1,807,817

	Telecommunications - (4.11%)
	Level 3 Financing, Inc., 9.25%, 11/01/2014		2,251,000	2,301,647
	Sprint Capital Corp., 8.75%, 03/15/2032		1,457,000	1,549,884
				3,851,531

	TOTAL CORPORATE BONDS (Cost $23,983,342)			25,040,090

	PUT OPTIONS - (0.96%)	Expiration Date - Exercise Price	Contracts (b)	Value

	Equity Fund - (0.96%)
	S&P 500 Index	06/30/2011 - $1,350	158	$ 900,600
	TOTAL PUT OPTIONS - (Cost $1,801,358)			900,600

	SHORT-TERM INVESTMENTS - (5.51%)		Shares

	Fidelity Institutional Money Market Fund Class I, 0.25% ***		5,166,166	5,166,166
	TOTAL SHORT-TERM INVESTMENTS - (Cost $5,166,166)			5,166,166

	TOTAL INVESTMENTS (Cost $91,989,761) - 100.02%			$ 93,734,023

	CALL OPTIONS WRITTEN (Proceeds $681,299) - (0.54%)			(508,705)

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.53%)			494,125

	NET ASSETS - 100.00%			$ 93,719,443

	CALL OPTIONS WRITTEN (-0.54%)	Expiration Date - Exercise Price	Contracts (b)	Value

	Apple, Inc.	01/22/2011 - $330	71	$ (28,400)
	Best Buy Co., Inc.	06/18/2011 - $40	519	(2,076)
	Cash America International, Inc.	03/19/2011 - $17	160	(41,600)
	Chesapeake Energy Corp.	07/16/2011 - $32	194	(65,960)
	Chesapeake Energy Corp.	07/16/2011 - $35	350	(66,850)
	Coinstar, Inc.	01/22/2011 - $48	69	(43,470)
	Corning, Inc.	05/21/2011 - $20	248	(33,976)
	Hewlett-Packard Co.	05/21/2011 - $45	140	(4,480)
	Hewlett-Packard Co.	05/21/2011 - $47	251	(3,263)
	H&R Block Inc.	05/21/2011 - $47	454	(49,940)
	Marvell Technology Group Ltd.	05/21/2011 - $20	939	(3,756)
	Marvell Technology Group Ltd.	05/21/2011 - $22	476	(952)
	Mastercard, Inc.	07/16/2011 - $275	26	(18,460)
	Micron Technology, Inc.	04/16/2011 - $10	514	(78,642)
	NIKE, Inc.	01/22/2011 - $85	46	(3,542)
	Research In Motion Ltd.	06/18/2011 - $70	154	(9,548)
	Research In Motion Ltd.	07/16/2011 - $65	159	(27,984)
	SanDisk Corp.	04/16/2011 - $55	258	(1,806)
	Yahoo!, Inc.	01/22/2011 - $17.50	200	(24,000)
	TOTAL CALL OPTIONS (Proceeds $681,299)			$ (508,705)

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of March 31, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer		Percentage

	Bermuda		3.98%
	Canada		1.89%
	Chile		0.44%
	Hong Kong		1.24%
	Israel		3.64%
	Italy		1.83%
	Norway		1.51%
	Spain		2.18%
	United States		83.30%
	Total Debt and Equity Holdings		100.01%

		Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2011.

The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	CATALYST/GROESBECK GROWTH OF INCOME FUND
	SCHEDULE OF INVESTMENTS

	March 31, 2011 (Unaudited)

	COMMON STOCK - (97.85%)	Shares	Value

	Aerospace & Defense - (8.82%)
	General Dynamics Corp.	2,735	$ 209,392
	L-3 Communications Holdings, Inc.	2,795	218,876
	United Technologies Corp.	2,720	230,248
			658,516
	Beverages - (3.05%)
	PepsiCo, Inc.	3,530	227,367

	Capital Markets - (3.13%)
	T. Rowe Price Group, Inc.	3,520	233,798

	Chemicals - (9.84%)
	Ecolab, Inc.	4,200	214,284
	Lubrizol Corp.	1,940	259,882
	Praxair, Inc.	2,560	260,096
			734,262
	Electric Utilities - (2.99%)
	NextEra Energy, Inc.	4,050	223,236

	Food & Staples Retailing - (2.91%)
	Wal-Mart Stores, Inc.	4,180	217,569

	Food Products - (2.75%)
	McCormick & Co., Inc.	4,295	205,430

	Gas Utilities - (3.06%)
	Oneok, Inc.	3,410	228,061

	Healthcare Equpiment & Supplies - (6.05%)
	Becton Dickinson & Co.	2,785	221,742
	Medtronic, Inc.	5,835	229,607
			451,349
	Hotels, Restaurants & Leisure - (3.02%)
	McDonald's Corp.	2,960	225,226

	Household Durables - (3.46%)
	Tupperware Brands Corp.	4,325	258,246

	Household Products - (5.67%)
	Colgate-Palmolive Co.	2,525	203,919
	Procter & Gamble Co.	3,565	219,604
			423,523
	Insurance - (2.97%)
	Aflac, Inc.	4,205	221,940

	IT Services - (4.07%)
	International Business Machines Corp.	1,865	304,126

	COMMON STOCK - (97.85%) (continued)	Shares	Value

	Machinery - (2.89%)
	Illinois Tool Works, Inc.	4,015	$ 215,686

	Media - (1.62%)
	McGraw-Hill Cos., Inc.	3,060	120,564

	Multi-Utilities - (1.99%)
	Dominion Resources, Inc.	3,320	148,404

	Oil, Gas & Consumable Fuels - (6.74%)
	Chevron Corp.	2,125	228,289
	Kinder Morgan Management LLC *	4,191	274,888
			503,177
	Pharmaceuticals - (7.62%)
	Abbott Laboratories	6,085	298,469
	Sanofi-Aventis - ADR	7,680	270,490
			568,959
	Semiconductors & Semiconductor Equipment - (6.07%)
	Intel Corp. *	7,520	151,678
	Linear Technology Corp.	4,480	150,662
	Xilinx, Inc.	4,600	150,880
			453,220
	Software - (2.96%)
	Microsoft Corp.	8,700	220,632

	Specialty Retail - (2.96%)
	The Buckle, Inc.	5,460	220,584

	Textiles, Apparel & Luxury Goods - (3.21%)
	VF Corp.	2,430	239,428

	TOTAL COMMON STOCK (Cost $6,720,106)		7,303,303

	SHORT-TERM INVESTMENTS - (2.23%)

	Fidelity Institutional Money Market Fund Class I, 0.25% **	166,710	$ 166,710
	TOTAL SHORT-TERM INVESTMENTS - (Cost $166,710)		166,710

	TOTAL INVESTMENTS (Cost $6,886,816) - 100.08%		$ 7,470,013

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08%)		(5,954)

	NET ASSETS - 100.00%		$ 7,464,059

*	Non-income producing security.
**	Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2011:

Assets	Value	Strategic Value Fund	High Income	Total Return	Growth of Income
Security Classification(a)	Fund		Fund	Fund	Fund
Level 1
Common Stock	$ 107,990,234	$ 3,554,559	$ -	$ 59,146,732	$ 7,303,303
Preferred Stock	4,256,438	-	-	-	-
Put Options	-	-	-	900,600
Warrants	8,651,674	-	-	-	-
Total Level 1	$ 120,898,346	$ 3,554,559	$ -	$ 60,047,332	$ 7,303,303

Level 2
Convertible Corporate Bonds	$ -	$ -	$ 11,074,688	$ 3,480,435	$ -
Corporate Bonds	-	-	105,270,919	25,040,090	-
Short-Term Investments	8,492,678	397,538	5,224,157	5,166,166	166,710
Total Level 2	$ 8,492,678	397,538	$ 121,569,764	$ 33,686,691	$ 166,710

Level 3(b)
Total Level 3	$ -	-	$ -	$ -	$ -
Total Assets	$ 129,391,024	$ 3,952,097	$ 121,569,764	$ 93,734,023	$ 7,470,013

(1)

INVESTMENT VALUATION (continued)

 (a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the period ended March 31, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Liabilities	Value Fund		High Income Fund	Total Return Fund	Growth of Income Fund
Security Classification(c)		Strategic Value Fund
Level 1
Call Options Written	$ (81,000)	$ (309,081)	$ -	$ (508,705)	$ -

Total Liabilities Level 1	$ (81,000)	$ (309,081)	$ -	$ (508,705)	$ -

(c) As of and during the period ended March 31, 2011, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the period ended March 31, 2011, the Funds had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the nine month period ended March 31, 2011, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2011, no securities were fair valued.

(2)

ACCOUNTING FOR OPTIONS

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the statements of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Unrealized Gain (Loss) on Derivatives recognized in income
Catalyst Value Fund	Call options written	Call options written, at value	$ (81,000)
	Totals		$ (81,000)
Catalyst Strategic Value Fund	Call options written	Call options written, at value	$ (309,081)
	Totals		$ (309,081)
Catalyst/SMH Total Return Income Fund	Put options purchased	Investments in securities, at value	$ 900,600
	Call options written	Call options written, at value	(508,705)
	Totals		$ 391,895

(2)

ACCOUNTING FOR OPTIONS (continued)

The effect of derivative instruments on the Statement of Operations for the nine month period ended March 31, 2011 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income
Catalyst Value Fund	Call options written	Net change in unrealized appreciation on options written	$ 9,140
	Totals		$ 9,140
Catalyst Strategic Value Fund	Call Options written	Net change in unrealized depreciation on options written	$ (75,587)
	Call Options written	Net realized loss on options written	(908)
	Totals		$ (76,495)
Catalyst/SMH Total Return Income Fund	Call options written	Net change in unrealized appreciation on options written	$ 158,030
	Call options written	Net realized gain on options written	160,786
	Put options purchased	Net change in unrealized depreciation on investments	(900,758)
	Totals		$ (581,942)

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Catalyst Value Fund, Catalyst Strategic Value Fund and Catalyst/SMH Total Return Income Fund during the nine month period ended March 31, 2011 were as follows:

Catalyst Value Fund	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of year	-	$ -
Options written	600	90,140
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	600	$ 90,140

(4)

OPTIONS WRITTEN (continued)

Catalyst Strategic Value Fund	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of year	-	$ -
Options written	1,256	263,478
Options covered	(78)	(13,771)
Options exercised	(57)	(12,966)
Options expired	(23)	(3,247)
Options outstanding end of period	1,098	$ 233,494

Catalyst/SMH Total Return Income Fund	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of year	67	$ 60,604
Options written	7,215	952,997
Options covered	(4)	(4,480)
Options exercised	(1,207)	(171,024)
Options expired	(843)	(156,798)
Options outstanding end of period	5,228	$ 681,299

* One option contract is equivalent to one hundred shares of common stock.

 (5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2011 for each Fund were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Catalyst Value Fund	$ 126,963,020	$ 16,783,315	$ (14,436,311)	$ 2,347,004
Catalyst Strategic Value Fund	3,444,835	335,112	(136,931)	198,181
Catalyst/SMH High Income Fund	115,714,125	7,748,667	(1,893,028)	5,855,639
Catalyst/SMH Total Return Income Fund	91,445,668	5,758,536	(3,978,886)	1,779,650
Catalyst/Groesbeck Growth of Income Fund	6,887,311	716,870	(134,168)	582,702

The difference between book  basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	May 26, 2011